Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 48	kr 42	kr 34
Share-based compensation expenses	43	38	32
Defined contribution plans	2	1	1
Total	kr 93	kr 81	kr 67